NOTE PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expenses	$ 248	$ 389	$ 855	$ 1,277	$ 1,635	$ 2,937